ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2016
Ascendium Group Limited ("Ascendium") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Sep. 10, 2007
Place of establishment	British Virgin Islands (“BVI”)
Percentage of ownership by the Company	100.00%
Our Medical Services Limited ("OMS") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Aug. 22, 1996
Place of establishment	BVI
Percentage of ownership by the Company	100.00%
Medstar Oversea Ltd. ("Medstar Overseas") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Sep. 22, 2011
Place of establishment	BVI
Percentage of ownership by the Company	100.00%
US Proton Therapy Holdings Limited ("Proton BVI") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	May 16, 2011
Place of establishment	BVI
Percentage of ownership by the Company	100.00%
US Proton Therapy Holdings Limited ("US Proton") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jun. 29, 2011
Place of establishment	United States of America
Percentage of ownership by the Company	100.00%
Concord Medical Services (International) Pte. Ltd. ("China Medstar") (formerly known as China Medstar Pte. Limited) [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Aug. 08, 2003
Place of establishment	Singapore
Percentage of ownership by the Company	100.00%
Cyber Medical Networks Limited ("Cyber") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	May 26, 2006
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
China Medical Services (Holdings) Limited ("CMS Holdings") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jul. 18, 2008
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
King Cheers Holdings Limited ("King Cheers") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	May 18, 2001
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Shenzhen Aohua Medical Technology and Services Co., Ltd. ("AMT") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Feb. 21, 2008
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Medstar (Shanghai) Leasing Co., Ltd. ("MSC") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Mar. 21, 2003
Place of establishment	PRC
Percentage of ownership by the Company	99.00%
Beijing Meizhong Jiahe Hospital Management Co., Ltd. ("MHM") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jul. 23, 2008
Place of establishment	PRC
Percentage of ownership by the Company	85.34%
Beijing Yundu Internet Technology Co., Ltd. ("Yundu") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jul. 26, 2007
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Tianjin Concord Medical Technology Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Apr. 22, 2010
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Guangzhou Jinkangshenyou Investment Co., Ltd. ("JKSY") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Aug. 12, 2010
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Guangzhou Concord Medical Cancer Hospital Co., Ltd. ("GZ Proton") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jun. 29, 2011
Place of establishment	PRC
Percentage of ownership by the Company	70.00%
CCM (Hong Kong) Medical Investments Limited ("CCM (HK)") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jun. 03, 2013	[1]
Place of establishment	Hong Kong	[1]
Percentage of ownership by the Company	85.71%	[1]
CMS Radiotherapy Holdings Limited ("CMS (USA)") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Aug. 13, 2013
Place of establishment	United States of America
Percentage of ownership by the Company	100.00%
Shenzhen Concord Medical Investment Limited ("SZ CMS") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jan. 10, 2014
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Shanghai Concord Oncology Hospital Limited ("SHC") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Mar. 17, 2014	[1]
Place of establishment	PRC	[1]
Percentage of ownership by the Company	90.00%	[1]
Global Medical Imaging (HongKong) Limited. ("GMI") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	May 26, 2014
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Allcure Medical Holdings Limited ("Allcure BVI") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jul. 29, 2014
Place of establishment	BVI
Percentage of ownership by the Company	100.00%
Datong Meizhong Jiahe Cancer Center ("DTMZ") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Oct. 23, 2014
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Concord Healthcare Singapore Pte Ltd. ("CHS")
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Apr. 01, 2015
Place of establishment	Singapore
Percentage of ownership by the Company	100.00%
Wuxi Concord Medical Development Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Dec. 29, 2015
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Beijing Allcure Medical Technology Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Feb. 05, 2015
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Concord Hospital Management Group Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jul. 07, 2015
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Beijing Concord Medical Technology Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jan. 04, 2016
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Beijing Proton Therapy Center [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jan. 27, 2016
Place of establishment	PRC
Percentage of ownership by the Company	80.00%
Taizhou Concord Leasing Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Apr. 20, 2016
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment/acquisition	Jan. 27, 2016
Place of establishment	PRC
Percentage of ownership by the Company	100.00%

[1]	On September 9, 2015, CCM (HK) issued (i) 61,302,441 shares to Gopher CCM limited (“Gopher”), an entity controlled by a director of the Company, for a consideration of US$7,859 and (ii) 366,685,949 shares to Ascendium for a consideration of US$47,011, among which US$40,728 has been injected in 2015. As a result, Gopher holds 14.29% equity interest of CCM (HK) and through which, Gopher indirectly holds 10% of SHC, which is 70% owned by CCM (HK) and Ascendium holds 85.71% equity interest of CCM (HK).